NOTE 7. RELATED PARTY TRANSACTION (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
NOTE 7. RELATED PARTY TRANSACTION

NOTE 7 – RELATED PARTY TRANSACTION

As of December 31, 2012 and 2011, the sole member advanced the Company $4,149 and 1,569 to fund Company operations. The loan is non-interest bearing, unsecured and due on demand. The outstanding balance owed to the member on December 31, 2012 and 2011 was $7,431 and $3,145, respectively.